Leases - The Company as Lessee - Schedule of company's lease expenses and sub-lease income (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Sub lease income from chartered-in contracts greater than 12 months		$ 0
Time Charter In Contracts [Member]
Sub lease income from chartered-in contracts greater than 12 months		0	$ 482,879
Charter Hire Expenses [Member]
Lease expense for chartered-in contracts 12 months or less			4,708,988
Lease expense for chartered-in contracts greater than 12 months		318,606	1,560,000
Total charter hire expenses		318,606	6,268,988
General and Administrative Expense [Member]
Lease expense for office leases		90,121	87,192
Revenue [member]
Sub lease income from chartered-in contracts greater than 12 months	[1]	$ 860,227	$ 3,091,390

[1]	The sub-lease income represents only time charter revenue earned on the chartered-in contracts greater than 12 months. There is additional revenue of $482,879 earned from voyage charters on the same chartered-in contract which is recorded in Revenues in our consolidated statement of operations for the year ended December 31, 2019 (2020: nil). Additionally, there is revenue earned from time charters from chartered-in contracts 12 months or less which is included in Revenues in our consolidated statements of operations for the year ended December 31, 2019. No such contracts existed for the year ended December 31, 2020.